American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
January 31, 2023

Balanced Fund - Schedule of Investments
JANUARY 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 60.2%
Aerospace and Defense — 0.7%
Lockheed Martin Corp.	13,702	6,347,589
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., Class B	25,592	4,740,406
Auto Components — 0.5%
Aptiv PLC(1)	39,891	4,511,273
Automobiles — 0.5%
Tesla, Inc.(1)	25,606	4,435,471
Banks — 2.0%
Bank of America Corp.	51,623	1,831,584
JPMorgan Chase & Co.	58,879	8,240,705
Regions Financial Corp.	321,073	7,558,058
		17,630,347
Beverages — 1.0%
PepsiCo, Inc.	50,221	8,588,795
Biotechnology — 1.5%
AbbVie, Inc.	41,752	6,168,858
Amgen, Inc.	15,277	3,855,915
Vertex Pharmaceuticals, Inc.(1)	9,439	3,049,741
		13,074,514
Building Products — 1.1%
Johnson Controls International PLC	96,657	6,724,428
Masco Corp.	49,812	2,649,998
		9,374,426
Capital Markets — 2.9%
Ameriprise Financial, Inc.	12,674	4,437,421
BlackRock, Inc.	7,098	5,388,873
Intercontinental Exchange, Inc.	25,530	2,745,751
Morgan Stanley	94,281	9,176,370
S&P Global, Inc.	9,201	3,449,823
		25,198,238
Chemicals — 1.5%
Air Products and Chemicals, Inc.	11,206	3,591,635
Ecolab, Inc.	14,316	2,216,546
Linde PLC	22,032	7,291,270
		13,099,451
Communications Equipment — 1.1%
Cisco Systems, Inc.	203,420	9,900,451
Consumer Finance — 0.4%
American Express Co.	17,653	3,088,039
Containers and Packaging — 0.4%
Ball Corp.	52,283	3,044,962
Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	164,535	6,839,720
Electric Utilities — 1.1%
NextEra Energy, Inc.	128,237	9,570,327
Electrical Equipment — 0.6%
Eaton Corp. PLC	25,350	4,112,024
Generac Holdings, Inc.(1)	6,580	793,548
		4,905,572

Electronic Equipment, Instruments and Components — 1.4%
CDW Corp.	27,126	5,317,510
Cognex Corp.	22,152	1,212,600
Keysight Technologies, Inc.(1)	28,793	5,164,025
		11,694,135
Energy Equipment and Services — 1.5%
Schlumberger Ltd.	227,387	12,956,511
Entertainment — 0.9%
Electronic Arts, Inc.	17,904	2,303,887
Liberty Media Corp.-Liberty Formula One, Class C(1)	20,109	1,423,717
Walt Disney Co.(1)	39,067	4,238,379
		7,965,983
Equity Real Estate Investment Trusts (REITs) — 1.7%
Prologis, Inc.	91,382	11,813,865
SBA Communications Corp.	10,341	3,076,758
		14,890,623
Food and Staples Retailing — 1.5%
Costco Wholesale Corp.	6,826	3,489,042
Kroger Co.	80,094	3,574,595
Sysco Corp.	76,105	5,895,093
		12,958,730
Food Products — 0.6%
Mondelez International, Inc., Class A	69,206	4,528,841
Vital Farms, Inc.(1)	25,270	444,246
		4,973,087
Health Care Equipment and Supplies — 0.7%
Edwards Lifesciences Corp.(1)	52,193	4,003,203
Medtronic PLC	9,368	784,008
ResMed, Inc.	5,108	1,166,514
		5,953,725
Health Care Providers and Services — 3.1%
Cigna Corp.	27,440	8,689,425
CVS Health Corp.	60,697	5,354,689
Humana, Inc.	5,779	2,957,114
UnitedHealth Group, Inc.	19,746	9,857,006
		26,858,234
Hotels, Restaurants and Leisure — 0.6%
Airbnb, Inc., Class A(1)	12,641	1,404,541
Booking Holdings, Inc.(1)	1,157	2,816,254
Chipotle Mexican Grill, Inc.(1)	855	1,407,655
		5,628,450
Household Products — 1.0%
Colgate-Palmolive Co.	30,218	2,252,148
Procter & Gamble Co.	42,082	5,991,635
		8,243,783
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	23,622	4,924,715
Insurance — 1.4%
Marsh & McLennan Cos., Inc.	25,851	4,521,598
Prudential Financial, Inc.	38,065	3,994,541
Travelers Cos., Inc.	20,883	3,991,159
		12,507,298
Interactive Media and Services — 2.4%
Alphabet, Inc., Class A(1)	210,634	20,819,065

Internet and Direct Marketing Retail — 1.5%
Amazon.com, Inc.(1)	125,504	12,943,228
IT Services — 2.6%
Accenture PLC, Class A	20,417	5,697,364
Mastercard, Inc., Class A	18,330	6,793,098
Visa, Inc., Class A	44,394	10,219,943
		22,710,405
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	38,975	5,927,318
Thermo Fisher Scientific, Inc.	9,948	5,673,643
		11,600,961
Machinery — 1.4%
Cummins, Inc.	18,730	4,673,884
Deere & Co.	5,823	2,462,197
Parker-Hannifin Corp.	6,524	2,126,824
Xylem, Inc.	24,995	2,599,730
		11,862,635
Multiline Retail — 0.3%
Target Corp.	13,523	2,327,849
Oil, Gas and Consumable Fuels — 1.5%
ConocoPhillips	105,716	12,883,609
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	3,445	954,541
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	98,674	7,168,666
Eli Lilly & Co.	6,130	2,109,640
Merck & Co., Inc.	48,956	5,258,364
Novo Nordisk A/S, B Shares	29,046	4,019,669
Zoetis, Inc.	26,445	4,376,383
		22,932,722
Road and Rail — 0.7%
Norfolk Southern Corp.	13,273	3,262,636
Uber Technologies, Inc.(1)	40,816	1,262,439
Union Pacific Corp.	8,527	1,741,128
		6,266,203
Semiconductors and Semiconductor Equipment — 3.4%
Advanced Micro Devices, Inc.(1)	50,778	3,815,967
Analog Devices, Inc.	35,242	6,042,946
Applied Materials, Inc.	53,398	5,953,343
ASML Holding NV	5,844	3,866,669
GLOBALFOUNDRIES, Inc.(1)	22,030	1,305,938
NVIDIA Corp.	44,074	8,610,737
		29,595,600
Software — 5.5%
Adobe, Inc.(1)	3,782	1,400,626
Cadence Design Systems, Inc.(1)	13,627	2,491,424
Microsoft Corp.	150,330	37,253,277
Salesforce, Inc.(1)	19,960	3,352,681
ServiceNow, Inc.(1)	3,182	1,448,224
Workday, Inc., Class A(1)	6,793	1,232,454
		47,178,686
Specialty Retail — 2.0%
Home Depot, Inc.	28,806	9,338,041
TJX Cos., Inc.	67,981	5,564,925
Tractor Supply Co.	8,742	1,993,088
		16,896,054

Technology Hardware, Storage and Peripherals — 2.6%
Apple, Inc.	156,076	22,520,206
Textiles, Apparel and Luxury Goods — 0.6%
Deckers Outdoor Corp.(1)	6,235	2,665,338
NIKE, Inc., Class B	18,664	2,376,487
		5,041,825
TOTAL COMMON STOCKS (Cost $440,522,358)		520,438,444
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 3.87%, (1-year H15T1Y plus 2.25%), 9/1/35	55,895	56,997
FHLMC, VRN, 3.55%, (12-month LIBOR plus 1.87%), 7/1/36	15,170	15,400
FHLMC, VRN, 4.20%, (1-year H15T1Y plus 2.14%), 10/1/36	59,615	60,935
FHLMC, VRN, 3.43%, (1-year H15T1Y plus 2.26%), 4/1/37	64,651	65,778
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.89%), 7/1/41	29,847	29,965
FHLMC, VRN, 2.99%, (12-month LIBOR plus 1.63%), 1/1/44	66,121	66,470
FHLMC, VRN, 3.54%, (12-month LIBOR plus 1.60%), 6/1/45	32,457	32,874
FHLMC, VRN, 3.76%, (12-month LIBOR plus 1.63%), 8/1/46	85,523	86,324
FHLMC, VRN, 3.09%, (12-month LIBOR plus 1.64%), 9/1/47	147,585	143,977
FNMA, VRN, 5.17%, (6-month LIBOR plus 1.57%), 6/1/35	30,616	30,808
FNMA, VRN, 5.31%, (6-month LIBOR plus 1.57%), 6/1/35	26,564	26,673
FNMA, VRN, 3.85%, (1-year H15T1Y plus 2.15%), 3/1/38	58,637	59,935
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	104,537	100,939
FNMA, VRN, 3.12%, (12-month LIBOR plus 1.61%), 4/1/47	56,987	54,989
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.62%), 5/1/47	83,710	83,080
		915,144
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 10.9%
FHLMC, 2.50%, 3/1/42	1,483,404	1,335,988
FHLMC, 3.00%, 1/1/50	1,738,859	1,590,951
FHLMC, 3.50%, 5/1/50	311,587	295,648
FHLMC, 2.50%, 5/1/51	2,085,169	1,842,002
FHLMC, 3.50%, 5/1/51	2,048,975	1,948,496
FHLMC, 3.00%, 7/1/51	1,135,816	1,046,200
FHLMC, 3.00%, 7/1/51	798,202	728,063
FHLMC, 2.00%, 8/1/51	1,982,242	1,673,418
FHLMC, 2.00%, 8/1/51	1,711,186	1,444,907
FHLMC, 2.50%, 8/1/51	1,892,539	1,663,626
FHLMC, 4.00%, 8/1/51	748,113	728,824
FHLMC, 2.50%, 10/1/51	1,010,343	900,605
FHLMC, 2.50%, 12/1/51	487,367	428,905
FHLMC, 3.00%, 12/1/51	1,189,033	1,083,037
FHLMC, 3.00%, 2/1/52	620,594	567,935
FHLMC, 3.50%, 5/1/52	1,402,188	1,329,245
FHLMC, 4.00%, 5/1/52	1,605,442	1,552,901
FHLMC, 4.00%, 5/1/52	1,238,268	1,201,804
FHLMC, 5.00%, 7/1/52	749,927	757,283
FHLMC, 4.50%, 10/1/52	2,504,052	2,484,478
FHLMC, 6.00%, 11/1/52	3,299,147	3,418,984
FNMA, 3.50%, 3/1/34	101,854	99,524
FNMA, 2.00%, 5/1/36	934,469	852,716
FNMA, 2.00%, 6/1/36	3,139,558	2,864,588
FNMA, 2.00%, 1/1/37	1,210,776	1,104,708
FNMA, 2.00%, 1/1/37	471,752	429,414
FNMA, 4.50%, 9/1/41	141,436	143,466
FNMA, 2.50%, 3/1/42	1,393,397	1,254,928

FNMA, 3.50%, 5/1/42	684,307	661,142
FNMA, 2.50%, 6/1/42	1,177,364	1,060,405
FNMA, 3.50%, 6/1/42	229,568	221,793
FNMA, 2.50%, 4/1/50	1,159,938	1,027,491
FNMA, 2.50%, 6/1/50	1,013,121	899,953
FNMA, 3.00%, 6/1/50	2,291,157	2,106,791
FNMA, 4.00%, 5/1/51	1,991,336	1,954,515
FNMA, 3.00%, 6/1/51	150,881	140,185
FNMA, 2.50%, 12/1/51	1,346,298	1,181,782
FNMA, 2.50%, 12/1/51	1,149,512	1,009,630
FNMA, 2.50%, 2/1/52	619,243	546,760
FNMA, 3.00%, 2/1/52	1,172,545	1,073,043
FNMA, 2.00%, 3/1/52	3,071,187	2,603,653
FNMA, 2.50%, 3/1/52	1,424,352	1,258,534
FNMA, 3.00%, 3/1/52	2,480,181	2,282,493
FNMA, 3.00%, 4/1/52	485,985	444,748
FNMA, 3.50%, 4/1/52	768,981	722,201
FNMA, 4.00%, 4/1/52	1,534,315	1,495,849
FNMA, 4.00%, 4/1/52	720,392	702,253
FNMA, 4.00%, 4/1/52	516,351	499,985
FNMA, 2.50%, 5/1/52	2,358,122	2,074,299
FNMA, 3.00%, 5/1/52	1,225,918	1,129,084
FNMA, 3.50%, 5/1/52	2,138,148	2,013,036
FNMA, 3.50%, 5/1/52	1,837,198	1,745,216
FNMA, 4.00%, 5/1/52	2,037,960	1,973,155
FNMA, 3.00%, 6/1/52	543,637	500,694
FNMA, 4.50%, 7/1/52	1,571,440	1,554,494
FNMA, 5.00%, 8/1/52	3,544,793	3,568,974
FNMA, 4.50%, 9/1/52	866,404	861,047
FNMA, 5.00%, 9/1/52	1,044,963	1,054,716
FNMA, 5.00%, 10/1/52	14,099	14,169
FNMA, 5.50%, 10/1/52	1,748,635	1,779,566
GNMA, 7.00%, 4/20/26	8,037	8,120
GNMA, 7.50%, 8/15/26	5,450	5,533
GNMA, 7.00%, 5/15/31	16,557	17,365
GNMA, 5.50%, 11/15/32	40,740	43,192
GNMA, 4.50%, 6/15/41	151,896	154,223
GNMA, 3.50%, 6/20/42	264,460	256,410
GNMA, 3.50%, 3/15/46	1,206,513	1,171,470
GNMA, 3.00%, 4/20/50	569,225	527,192
GNMA, 3.00%, 5/20/50	580,493	538,132
GNMA, 3.00%, 6/20/50	869,396	808,545
GNMA, 3.00%, 7/20/50	1,535,684	1,422,809
GNMA, 2.00%, 10/20/50	4,702,721	4,097,232
GNMA, 2.50%, 11/20/50	2,055,528	1,798,748
GNMA, 2.50%, 2/20/51	1,459,772	1,308,404
GNMA, 3.50%, 6/20/51	1,007,452	961,943
GNMA, 2.50%, 9/20/51	1,238,885	1,107,229
GNMA, 2.50%, 12/20/51	1,890,288	1,688,351
GNMA, 5.50%, 9/20/52	1,287,328	1,310,137
GNMA, 5.50%, 12/20/52	1,673,619	1,703,272
		93,862,607
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $96,756,763)		94,777,751

CORPORATE BONDS — 9.5%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 5.25%, 1/15/33	191,000	203,952
Raytheon Technologies Corp., 4.125%, 11/16/28	570,000	559,666
Raytheon Technologies Corp., 3.125%, 7/1/50	200,000	150,888
		914,506
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31	335,000	263,516
Airlines†
British Airways Pass Through Trust, Series 2021-1, Class A, 2.90%, 9/15/36(2)	94,466	77,972
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(2)	318,000	310,016
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(2)	19	19
		388,007
Auto Components†
Aptiv PLC, 3.10%, 12/1/51	145,000	94,172
Automobiles — 0.2%
General Motors Co., 5.15%, 4/1/38	191,000	173,555
General Motors Financial Co., Inc., 2.75%, 6/20/25	780,000	736,348
General Motors Financial Co., Inc., 2.40%, 10/15/28	315,000	270,089
Toyota Motor Credit Corp., 4.625%, 1/12/28	731,000	738,774
		1,918,766
Banks — 1.8%
Banco Santander SA, VRN, 1.72%, 9/14/27	400,000	351,460
Banco Santander SA, VRN, 4.18%, 3/24/28	200,000	190,671
Bank of America Corp., VRN, 3.38%, 4/2/26	400,000	387,035
Bank of America Corp., VRN, 5.08%, 1/20/27	500,000	502,034
Bank of America Corp., VRN, 2.55%, 2/4/28	51,000	46,574
Bank of America Corp., VRN, 6.20%, 11/10/28	113,000	119,238
Bank of America Corp., VRN, 3.42%, 12/20/28	532,000	497,859
Bank of America Corp., VRN, 2.88%, 10/22/30	701,000	615,168
Bank of America Corp., VRN, 4.57%, 4/27/33	200,000	193,448
Bank of America Corp., VRN, 5.02%, 7/22/33	248,000	248,069
Bank of America Corp., VRN, 2.48%, 9/21/36	345,000	269,514
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(2)	129,000	112,854
Bank of New Zealand, 4.85%, 2/7/28(2)(3)	570,000	574,060
Bank of Nova Scotia, 4.85%, 2/1/30(3)	345,000	345,911
Barclays PLC, VRN, 2.28%, 11/24/27	267,000	239,481
BNP Paribas SA, VRN, 5.125%, 1/13/29(2)	330,000	332,944
BPCE SA, VRN, 5.98%, 1/18/27(2)	349,000	353,576
Citigroup Inc., VRN, 3.06%, 1/25/33	630,000	540,138
Citigroup, Inc., VRN, 3.07%, 2/24/28	481,000	447,372
Citigroup, Inc., VRN, 3.67%, 7/24/28	100,000	94,785
Citigroup, Inc., VRN, 3.52%, 10/27/28	514,000	481,867
Citigroup, Inc., VRN, 3.79%, 3/17/33	110,000	99,745
Credit Agricole SA, 5.30%, 7/12/28(2)	325,000	331,971
FNB Corp., 2.20%, 2/24/23	460,000	458,995
HSBC Holdings PLC, VRN, 0.73%, 8/17/24	320,000	311,462
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	280,000	230,666
HSBC Holdings PLC, VRN, 5.40%, 8/11/33	200,000	199,918
Huntington National Bank, 5.65%, 1/10/30	235,000	244,726
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	315,000	283,228
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	770,000	714,925
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	642,000	556,710
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	793,000	678,412
JPMorgan Chase & Co., VRN, 4.91%, 7/25/33	395,000	393,831

KeyBank NA, 5.00%, 1/26/33	235,000	235,782
PNC Financial Services Group Inc., VRN, 5.07%, 1/24/34	235,000	237,229
Royal Bank of Canada, 6.00%, 11/1/27	465,000	491,465
Societe Generale SA, VRN, 6.69%, 1/10/34(2)	431,000	461,171
Toronto-Dominion Bank, 2.00%, 9/10/31	279,000	228,718
Toronto-Dominion Bank, 2.45%, 1/12/32	290,000	243,377
Toronto-Dominion Bank, 4.46%, 6/8/32	163,000	160,063
Truist Financial Corp., VRN, 4.12%, 6/6/28	148,000	144,842
Truist Financial Corp., VRN, 5.12%, 1/26/34	235,000	238,337
US Bancorp, VRN, 5.85%, 10/21/33	155,000	166,604
US Bancorp, VRN, 4.84%, 2/1/34(3)	294,000	292,615
Wells Fargo & Co., VRN, 4.54%, 8/15/26	220,000	217,942
Wells Fargo & Co., VRN, 3.35%, 3/2/33	234,000	206,490
Wells Fargo & Co., VRN, 3.07%, 4/30/41	605,000	472,257
Wells Fargo & Co., VRN, 4.61%, 4/25/53	171,000	159,823
		15,405,362
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	500,000	488,631
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	630,000	640,425
Keurig Dr Pepper, Inc., 4.05%, 4/15/32	175,000	166,007
PepsiCo, Inc., 3.90%, 7/18/32	131,000	128,068
		1,423,131
Biotechnology — 0.2%
AbbVie, Inc., 3.20%, 11/21/29	770,000	716,409
AbbVie, Inc., 4.40%, 11/6/42	515,000	476,295
Amgen, Inc., 4.05%, 8/18/29	820,000	792,806
		1,985,510
Capital Markets — 0.7%
Bank of New York Mellon Corp., VRN, 4.71%, 2/1/34	188,000	187,355
Deutsche Bank AG, 5.37%, 9/9/27	294,000	301,525
Deutsche Bank AG, VRN, 4.30%, 5/24/28	200,000	195,529
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	580,000	558,506
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	714,000	639,422
Goldman Sachs Group, Inc., VRN, 2.64%, 2/24/28	710,000	651,334
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	94,000	88,831
Goldman Sachs Group, Inc., VRN, 1.99%, 1/27/32	350,000	280,371
Golub Capital BDC, Inc., 2.50%, 8/24/26	168,000	147,424
Morgan Stanley, VRN, 1.16%, 10/21/25	699,000	651,602
Morgan Stanley, VRN, 2.63%, 2/18/26	999,000	949,529
Morgan Stanley, VRN, 5.12%, 2/1/29	118,000	119,376
Morgan Stanley, VRN, 2.70%, 1/22/31	330,000	286,564
Morgan Stanley, VRN, 2.51%, 10/20/32	285,000	235,569
Morgan Stanley, VRN, 2.48%, 9/16/36	156,000	121,035
Owl Rock Capital Corp., 3.40%, 7/15/26	72,000	65,051
Owl Rock Core Income Corp., 3.125%, 9/23/26	183,000	159,745
State Street Corp., VRN, 4.82%, 1/26/34	235,000	236,389
UBS Group AG, VRN, 1.49%, 8/10/27(2)	634,000	558,561
		6,433,718
Chemicals†
CF Industries, Inc., 5.15%, 3/15/34	163,000	161,395
CF Industries, Inc., 4.95%, 6/1/43	240,000	218,823
		380,218
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	358,000	310,744
Waste Connections, Inc., 3.20%, 6/1/32	370,000	332,139

Waste Management, Inc., 2.50%, 11/15/50	150,000	101,078
		743,961
Construction and Engineering†
Quanta Services, Inc., 2.35%, 1/15/32	465,000	372,493
Construction Materials†
Eagle Materials, Inc., 2.50%, 7/1/31	310,000	253,557
Consumer Finance†
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24	162,000	151,612
Containers and Packaging — 0.1%
Sonoco Products Co., 2.25%, 2/1/27	447,000	404,673
WRKCo, Inc., 3.00%, 9/15/24	201,000	193,741
		598,414
Diversified Consumer Services — 0.1%
Novant Health, Inc., 3.17%, 11/1/51	245,000	181,278
Pepperdine University, 3.30%, 12/1/59	355,000	239,067
		420,345
Diversified Financial Services — 0.1%
Antares Holdings LP, 2.75%, 1/15/27(2)	256,000	210,822
Block Financial LLC, 3.875%, 8/15/30	456,000	410,190
Capital One Financial Corp., VRN, 5.47%, 2/1/29(3)	157,000	158,079
		779,091
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 4.50%, 5/15/35	357,000	339,689
AT&T, Inc., 4.90%, 8/15/37	386,000	374,843
AT&T, Inc., 4.55%, 3/9/49	213,000	189,107
Ooredoo International Finance Ltd., 2.625%, 4/8/31(2)	550,000	484,008
Telefonica Emisiones SA, 4.90%, 3/6/48	285,000	242,003
Verizon Communications, Inc., 4.33%, 9/21/28	363,000	358,272
Verizon Communications, Inc., 4.27%, 1/15/36	510,000	478,053
Verizon Communications, Inc., 4.81%, 3/15/39	145,000	140,410
		2,606,385
Electric Utilities — 0.8%
AEP Texas, Inc., 2.10%, 7/1/30	370,000	309,492
Baltimore Gas & Electric Co., 2.25%, 6/15/31	237,000	199,401
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	370,000	371,162
Commonwealth Edison Co., 5.30%, 2/1/53	254,000	271,137
Duke Energy Carolinas LLC, 2.55%, 4/15/31	154,000	133,186
Duke Energy Corp., 2.55%, 6/15/31	180,000	152,857
Duke Energy Corp., 5.00%, 8/15/52	230,000	220,212
Duke Energy Florida LLC, 1.75%, 6/15/30	370,000	306,870
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	188,367
Duke Energy Florida LLC, 5.95%, 11/15/52	125,000	141,856
Duke Energy Progress LLC, 2.00%, 8/15/31	440,000	361,977
Duke Energy Progress LLC, 4.15%, 12/1/44	335,000	298,310
Entergy Arkansas LLC, 2.65%, 6/15/51	180,000	119,449
Exelon Corp., 4.45%, 4/15/46	150,000	135,778
Florida Power & Light Co., 2.45%, 2/3/32	231,000	199,433
Florida Power & Light Co., 4.125%, 2/1/42	169,000	154,962
MidAmerican Energy Co., 4.40%, 10/15/44	290,000	271,441
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	345,000	351,124
Northern States Power Co., 3.20%, 4/1/52	240,000	184,551
Pacific Gas & Electric Co., 4.20%, 6/1/41	155,000	123,012
Pacific Gas and Electric Co., 6.15%, 1/15/33	90,000	92,600
PacifiCorp, 3.30%, 3/15/51	310,000	240,711
PECO Energy Co., 4.375%, 8/15/52	330,000	313,169

Public Service Co. of Colorado, 1.875%, 6/15/31	312,000	257,821
Public Service Electric & Gas Co., 3.10%, 3/15/32	283,000	256,460
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	370,000	297,900
Union Electric Co., 3.90%, 4/1/52	238,000	205,557
Xcel Energy, Inc., 3.40%, 6/1/30	330,000	303,623
Xcel Energy, Inc., 4.60%, 6/1/32	136,000	134,801
		6,597,219
Energy Equipment and Services†
Schlumberger Investment SA, 2.65%, 6/26/30	340,000	302,685
Entertainment — 0.1%
Netflix, Inc., 5.875%, 11/15/28	165,000	171,588
Warnermedia Holdings, Inc., 3.76%, 3/15/27(2)	248,000	232,560
Warnermedia Holdings, Inc., 5.05%, 3/15/42(2)	208,000	177,838
		581,986
Equity Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29	40,000	39,347
Alexandria Real Estate Equities, Inc., 4.00%, 2/1/50	290,000	237,659
American Tower Corp., 3.95%, 3/15/29	355,000	334,484
Crown Castle International Corp., 4.15%, 7/1/50	158,000	131,688
Equinix, Inc., 2.90%, 11/18/26	565,000	526,415
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	420,000	420,078
Healthpeak Properties Inc, 5.25%, 12/15/32	140,000	142,881
National Retail Properties, Inc., 4.80%, 10/15/48	270,000	239,640
Realty Income Corp., 3.25%, 1/15/31	278,000	251,002
		2,323,194
Food and Staples Retailing — 0.1%
Sysco Corp., 5.95%, 4/1/30	464,000	498,474
Food Products — 0.2%
JDE Peet's NV, 2.25%, 9/24/31(2)	475,000	373,569
Kraft Heinz Foods Co., 3.875%, 5/15/27	300,000	292,451
Kraft Heinz Foods Co., 5.00%, 6/4/42	379,000	365,355
Mondelez International, Inc., 2.625%, 3/17/27	310,000	288,691
		1,320,066
Health Care Equipment and Supplies — 0.3%
Baxter International, Inc., 1.92%, 2/1/27	255,000	230,297
Baxter International, Inc., 2.54%, 2/1/32	720,000	590,500
GE HealthCare Technologies, Inc., 5.65%, 11/15/27(2)	735,000	761,978
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	900,000	849,015
		2,431,790
Health Care Providers and Services — 0.5%
Centene Corp., 2.45%, 7/15/28	560,000	485,799
Centene Corp., 4.625%, 12/15/29	244,000	232,115
Centene Corp., 3.375%, 2/15/30	399,000	351,383
CVS Health Corp., 4.78%, 3/25/38	160,000	153,314
CVS Health Corp., 5.05%, 3/25/48	220,000	209,407
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	141,603
Elevance Health Inc, 5.125%, 2/15/53(3)	159,000	160,010
HCA, Inc., 2.375%, 7/15/31	235,000	191,077
Humana, Inc., 2.15%, 2/3/32	484,000	393,278
Kaiser Foundation Hospitals, 3.00%, 6/1/51	260,000	193,676
Roche Holdings, Inc., 2.61%, 12/13/51(2)	440,000	310,500
UnitedHealth Group, Inc., 5.35%, 2/15/33	780,000	831,899
UnitedHealth Group, Inc., 5.875%, 2/15/53	250,000	286,642
Universal Health Services, Inc., 2.65%, 10/15/30	330,000	278,485
Univision Communications, Inc., 1.65%, 9/1/26	427,000	376,417
		4,595,605

Hotels, Restaurants and Leisure†
Marriott International, Inc., 3.50%, 10/15/32	212,000	187,476
Household Durables — 0.1%
D.R. Horton, Inc., 2.50%, 10/15/24	310,000	298,270
Safehold Operating Partnership LP, 2.85%, 1/15/32	338,000	266,453
		564,723
Household Products — 0.1%
Clorox Co., 4.60%, 5/1/32	684,000	685,386
Insurance — 0.1%
Athene Global Funding, 1.99%, 8/19/28(2)	181,000	151,083
MetLife Inc., 5.25%, 1/15/54	250,000	260,436
		411,519
Internet and Direct Marketing Retail — 0.2%
Amazon.com, Inc., 4.70%, 11/29/24	325,000	326,653
Amazon.com, Inc., 4.60%, 12/1/25	325,000	328,030
Amazon.com, Inc., 4.55%, 12/1/27	160,000	162,103
Amazon.com, Inc., 3.60%, 4/13/32	785,000	747,222
		1,564,008
Life Sciences Tools and Services†
Danaher Corp., 2.80%, 12/10/51	320,000	230,157
Machinery — 0.1%
John Deere Capital Corp., 4.75%, 1/20/28	623,000	636,482
John Deere Capital Corp., 4.85%, 10/11/29	150,000	154,427
		790,909
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	235,000	194,963
Comcast Corp., 5.65%, 6/15/35	257,000	280,512
Comcast Corp., 6.50%, 11/15/35	205,000	238,750
Comcast Corp., 3.75%, 4/1/40	405,000	358,249
Comcast Corp., 2.94%, 11/1/56	285,000	194,953
Fox Corp., 5.48%, 1/25/39	283,000	275,038
Paramount Global, 4.95%, 1/15/31	175,000	161,521
Paramount Global, 4.375%, 3/15/43	145,000	107,188
Time Warner Cable LLC, 4.50%, 9/15/42	440,000	350,638
		2,161,812
Metals and Mining — 0.1%
Glencore Funding LLC, 2.625%, 9/23/31(2)	440,000	367,661
South32 Treasury Ltd., 4.35%, 4/14/32(2)	340,000	306,577
		674,238
Multi-Utilities — 0.2%
Ameren Corp., 3.50%, 1/15/31	430,000	394,449
Ameren Illinois Co., 3.85%, 9/1/32	177,000	170,173
Ameren Illinois Co., 5.90%, 12/1/52	94,000	109,506
CenterPoint Energy, Inc., 2.65%, 6/1/31	285,000	244,116
Dominion Energy, Inc., 4.90%, 8/1/41	270,000	253,607
Dominion Energy, Inc., 4.85%, 8/15/52	220,000	207,224
Sempra Energy, 3.25%, 6/15/27	180,000	170,234
WEC Energy Group, Inc., 1.375%, 10/15/27	490,000	427,676
		1,976,985
Oil, Gas and Consumable Fuels — 0.8%
Aker BP ASA, 3.75%, 1/15/30(2)	440,000	399,078
Aker BP ASA, 4.00%, 1/15/31(2)	160,000	146,137
BP Capital Markets America, Inc., 3.06%, 6/17/41	250,000	199,661
Cenovus Energy, Inc., 2.65%, 1/15/32	280,000	233,343
Continental Resources, Inc., 2.27%, 11/15/26(2)	310,000	275,688

Diamondback Energy, Inc., 6.25%, 3/15/33	320,000	340,880
Enbridge, Inc., 3.40%, 8/1/51	130,000	97,106
Energy Transfer LP, 3.60%, 2/1/23	160,000	160,000
Energy Transfer LP, 4.25%, 3/15/23	370,000	369,721
Energy Transfer LP, 3.75%, 5/15/30	400,000	367,007
Energy Transfer LP, 5.75%, 2/15/33	312,000	321,028
Energy Transfer LP, 4.90%, 3/15/35	270,000	254,709
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	438,828
Enterprise Products Operating LLC, 3.30%, 2/15/53	220,000	159,782
Equinor ASA, 3.25%, 11/18/49	230,000	180,755
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(2)	869,877	713,111
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	250,000	268,424
MPLX LP, 2.65%, 8/15/30	300,000	256,084
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	39,315
SA Global Sukuk Ltd., 2.69%, 6/17/31(2)	1,000,000	886,525
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	520,000	524,843
Shell International Finance BV, 2.375%, 11/7/29	320,000	286,906
		6,918,931
Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(2)	370,000	337,480
Personal Products†
GSK Consumer Healthcare Capital US LLC, 4.00%, 3/24/52	275,000	230,383
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 2.95%, 3/15/32	427,000	387,195
Bristol-Myers Squibb Co., 2.55%, 11/13/50	337,000	229,991
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	840,000	801,321
Viatris, Inc., 4.00%, 6/22/50	91,000	63,174
Zoetis, Inc., 5.60%, 11/16/32	384,000	413,769
		1,895,450
Real Estate Management and Development†
Essential Properties LP, 2.95%, 7/15/31	316,000	240,402
Road and Rail — 0.3%
Ashtead Capital, Inc., 5.50%, 8/11/32(2)	304,000	305,274
Ashtead Capital, Inc., 5.55%, 5/30/33(2)	200,000	200,890
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	300,000	274,646
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	200,000	157,621
CSX Corp., 4.25%, 3/15/29	280,000	277,728
DAE Funding LLC, 1.55%, 8/1/24(2)	195,000	184,206
Norfolk Southern Corp., 4.55%, 6/1/53	200,000	186,884
Union Pacific Corp., 3.55%, 8/15/39	450,000	394,309
United Rentals North America, Inc., 6.00%, 12/15/29(2)	170,000	172,764
		2,154,322
Semiconductors and Semiconductor Equipment — 0.2%
Broadcom, Inc., 4.00%, 4/15/29(2)	273,000	256,164
Broadcom, Inc., 4.93%, 5/15/37(2)	295,000	271,085
Intel Corp., 3.20%, 8/12/61	443,000	300,308
Lam Research Corp., 2.875%, 6/15/50	230,000	166,218
Micron Technology, Inc., 6.75%, 11/1/29	250,000	266,815
QUALCOMM, Inc., 5.40%, 5/20/33	105,000	112,918
QUALCOMM, Inc., 6.00%, 5/20/53	92,000	105,663
		1,479,171
Software — 0.1%
Oracle Corp., 3.90%, 5/15/35	260,000	230,241
Oracle Corp., 3.85%, 7/15/36	153,000	132,227
Oracle Corp., 3.60%, 4/1/40	265,000	210,253
		572,721

Specialty Retail — 0.2%
Dick's Sporting Goods, Inc., 3.15%, 1/15/32	495,000	405,450
Home Depot, Inc., 3.90%, 6/15/47	710,000	629,278
Lowe's Cos., Inc., 2.625%, 4/1/31	690,000	593,660
O'Reilly Automotive, Inc., 4.70%, 6/15/32	253,000	252,749
		1,881,137
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 3.25%, 8/8/29	580,000	551,181
Apple, Inc., 3.95%, 8/8/52	335,000	301,307
Dell International LLC / EMC Corp., 8.10%, 7/15/36	111,000	130,072
		982,560
Trading Companies and Distributors†
Aircastle Ltd., 5.25%, 8/11/25(2)	221,000	216,114
Water Utilities — 0.1%
American Water Capital Corp., 4.45%, 6/1/32	480,000	478,866
Essential Utilities, Inc., 2.70%, 4/15/30	380,000	330,225
		809,091
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 4.75%, 2/1/28	599,000	594,025
T-Mobile USA, Inc., 3.375%, 4/15/29	590,000	538,585
T-Mobile USA, Inc., 4.375%, 4/15/40	140,000	126,799
		1,259,409
TOTAL CORPORATE BONDS (Cost $88,495,750)		82,008,167
U.S. TREASURY SECURITIES — 9.1%
U.S. Treasury Bonds, 5.00%, 5/15/37	200,000	233,289
U.S. Treasury Bonds, 4.625%, 2/15/40	1,300,000	1,472,275
U.S. Treasury Bonds, 1.375%, 11/15/40	200,000	138,445
U.S. Treasury Bonds, 2.25%, 5/15/41	500,000	398,975
U.S. Treasury Bonds, 4.375%, 5/15/41	1,400,000	1,535,707
U.S. Treasury Bonds, 3.75%, 8/15/41	300,000	302,027
U.S. Treasury Bonds, 2.00%, 11/15/41	1,800,000	1,368,422
U.S. Treasury Bonds, 3.125%, 11/15/41	1,000,000	917,344
U.S. Treasury Bonds, 3.00%, 5/15/42	1,400,000	1,252,727
U.S. Treasury Bonds, 3.25%, 5/15/42	2,900,000	2,691,562
U.S. Treasury Bonds, 3.375%, 8/15/42	4,300,000	4,066,523
U.S. Treasury Bonds, 2.75%, 11/15/42	1,400,000	1,197,328
U.S. Treasury Bonds, 4.00%, 11/15/42	1,700,000	1,757,109
U.S. Treasury Bonds, 2.875%, 5/15/43	1,300,000	1,132,600
U.S. Treasury Bonds, 3.75%, 11/15/43	600,000	597,516
U.S. Treasury Bonds, 3.125%, 8/15/44	500,000	450,742
U.S. Treasury Bonds, 3.00%, 11/15/44	600,000	529,359
U.S. Treasury Bonds, 2.50%, 2/15/45	1,500,000	1,210,781
U.S. Treasury Bonds, 2.875%, 5/15/49	500,000	431,836
U.S. Treasury Bonds, 2.25%, 8/15/49	700,000	530,701
U.S. Treasury Bonds, 2.375%, 11/15/49	2,000,000	1,556,484
U.S. Treasury Bonds, 2.375%, 5/15/51	900,000	697,184
U.S. Treasury Bonds, 2.00%, 8/15/51	700,000	496,521
U.S. Treasury Bonds, 2.875%, 5/15/52	1,500,000	1,293,047
U.S. Treasury Bonds, 3.00%, 8/15/52	1,000,000	885,078
U.S. Treasury Bonds, 4.00%, 11/15/52	3,000,000	3,208,594
U.S. Treasury Notes, 1.50%, 2/15/25(4)	1,500,000	1,421,836
U.S. Treasury Notes, 2.875%, 6/15/25(4)	500,000	487,109
U.S. Treasury Notes, 2.75%, 6/30/25	2,400,000	2,330,672
U.S. Treasury Notes, 0.25%, 8/31/25	4,000,000	3,639,219

U.S. Treasury Notes, 3.50%, 9/15/25	2,000,000	1,977,851
U.S. Treasury Notes, 4.50%, 11/15/25	6,500,000	6,597,500
U.S. Treasury Notes, 4.00%, 12/15/25	5,000,000	5,016,468
U.S. Treasury Notes, 2.625%, 12/31/25	200,000	193,391
U.S. Treasury Notes, 3.875%, 1/15/26	1,200,000	1,200,000
U.S. Treasury Notes, 1.625%, 10/31/26	100,000	92,672
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	650,945
U.S. Treasury Notes, 3.875%, 11/30/27	7,500,000	7,586,719
U.S. Treasury Notes, 3.50%, 1/31/28	2,400,000	2,389,500
U.S. Treasury Notes, 1.125%, 2/29/28	1,000,000	885,547
U.S. Treasury Notes, 1.25%, 3/31/28	1,700,000	1,512,469
U.S. Treasury Notes, 1.25%, 4/30/28	3,600,000	3,198,094
U.S. Treasury Notes, 1.875%, 2/28/29	1,500,000	1,360,254
U.S. Treasury Notes, 2.875%, 4/30/29	700,000	671,973
U.S. Treasury Notes, 3.875%, 9/30/29	1,400,000	1,424,172
U.S. Treasury Notes, 3.875%, 11/30/29	2,400,000	2,443,500
U.S. Treasury Notes, 3.875%, 12/31/29	1,000,000	1,019,219
U.S. Treasury Notes, 3.50%, 1/31/30	2,200,000	2,192,437
U.S. Treasury Notes, 4.125%, 11/15/32	500,000	526,094
TOTAL U.S. TREASURY SECURITIES (Cost $82,622,512)		79,169,817
COLLATERALIZED LOAN OBLIGATIONS — 2.8%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 6.71%, (3-month LIBOR plus 1.90%), 10/27/33(2)	600,000	573,254
AIMCO CLO Ltd., Series 2019-10A, Class BR, VRN, 6.42%, (3-month LIBOR plus 1.60%), 7/22/32(2)	740,000	723,473
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class AS, VRN, 6.00%, (1-month SOFR plus 1.51%), 2/15/35(2)	567,000	556,781
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class A, VRN, 5.79%, (1-month SOFR plus 1.31%), 9/15/34(2)	269,841	269,836
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, VRN, 5.55%, (1-month LIBOR plus 1.10%), 5/15/36(2)	545,000	535,979
ARES LII CLO Ltd., Series 2019-52A, Class BR, VRN, 6.47%, (3-month LIBOR plus 1.65%), 4/22/31(2)	550,000	539,634
Ares XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 6.59%, (3-month LIBOR plus 1.80%), 1/15/29(2)	500,000	483,364
BDS Ltd., Series 2021-FL7, Class C, VRN, 6.17%, (1-month LIBOR plus 1.70%), 6/16/36(2)	1,125,000	1,063,270
BDS Ltd., Series 2021-FL8, Class A, VRN, 5.39%, (1-month LIBOR plus 0.92%), 1/18/36(2)	789,123	772,940
BDS Ltd., Series 2021-FL8, Class C, VRN, 6.02%, (1-month LIBOR plus 1.55%), 1/18/36(2)	500,000	470,681
BDS Ltd., Series 2021-FL8, Class D, VRN, 6.37%, (1-month LIBOR plus 1.90%), 1/18/36(2)	400,000	377,407
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 5.83%, (3-month LIBOR plus 1.02%), 4/20/31(2)	575,000	565,592
BXMT Ltd., Series 2020-FL2, Class C, VRN, 6.25%, (1-month SOFR plus 1.76%), 2/15/38(2)	1,090,000	1,053,430
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 6.39%, (3-month LIBOR plus 1.60%), 7/15/30(2)	350,000	344,305
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 6.85%, (3-month LIBOR plus 2.20%), 8/14/30(2)	450,000	435,366
Carlyle Global Market Strategies CLO Ltd., Series 2019-2A, Class A2R, VRN, 6.44%, (3-month LIBOR plus 1.65%), 7/15/32(2)	825,000	800,647
CarVal CLO III Ltd., Series 2019-2A, Class BR, VRN, 6.41%, (3-month LIBOR plus 1.60%), 7/20/32(2)	500,000	485,534
Cedar Funding X CLO Ltd., Series 2019-10A, Class BR, VRN, 6.41%, (3-month LIBOR plus 1.60%), 10/20/32(2)	450,000	439,419
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 6.35%, (3-month LIBOR plus 1.56%), 7/23/33(2)	800,000	772,763
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.03%, (3-month SOFR plus 2.40%), 1/20/33(2)	700,000	696,499
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 6.19%, (3-month LIBOR plus 1.40%), 11/22/33(2)	214,854	213,688
CFIP CLO Ltd., Series 2014-1A, Class AR, VRN, 6.14%, (3-month LIBOR plus 1.32%), 7/13/29(2)	360,015	359,433
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.07%, (1-month SOFR plus 2.58%), 8/17/37(2)	566,000	566,702
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class BR2, VRN, 6.14%, (3-month LIBOR plus 1.35%), 1/18/31(2)	200,000	198,071
KKR CLO Ltd., Series 2018, Class BR, VRN, 6.39%, (3-month LIBOR plus 1.60%), 7/18/30(2)	575,000	563,914
KKR CLO Ltd., Series 2022A, Class A, VRN, 5.96%, (3-month LIBOR plus 1.15%), 7/20/31(2)	450,000	447,020
KKR CLO Ltd., Series 2030A, Class BR, VRN, 6.39%, (3-month LIBOR plus 1.60%), 10/17/31(2)	725,000	710,564
KREF Ltd., Series 2021-FL2, Class B, VRN, 6.11%, (1-month LIBOR plus 1.65%), 2/15/39(2)	800,000	767,181

Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, VRN, 6.44%, (3-month LIBOR plus 1.65%), 7/15/33(2)	1,075,000	1,056,119
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.92%, (1-month LIBOR plus 1.45%), 10/16/36(2)	1,075,000	1,028,633
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 6.30%, (3-month LIBOR plus 1.50%), 7/19/30(2)	800,000	771,915
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, VRN, 6.21%, (3-month LIBOR plus 1.40%), 7/20/29(2)	400,000	390,483
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 6.56%, (3-month SOFR plus 1.90%), 10/15/30(2)	550,000	535,503
Parallel Ltd., Series 2019-1A, Class BR, VRN, 6.61%, (3-month LIBOR plus 1.80%), 7/20/32(2)	825,000	792,754
PFP Ltd., Series 2021-8, Class C, VRN, 6.25%, (1-month LIBOR plus 1.80%), 8/9/37(2)	807,000	761,492
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 6.51%, (3-month LIBOR plus 1.70%), 1/20/32(2)	750,000	722,817
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 6.47%, (3-month LIBOR plus 1.65%), 4/25/31(2)	725,000	702,840
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 6.36%, (3-month LIBOR plus 1.57%), 10/18/30(2)	525,000	517,291
TSTAT Ltd., Series 2022-1A, Class B, VRN, 7.91%, (3-month SOFR plus 3.27%), 7/20/31(2)	500,000	493,997
Wellfleet CLO Ltd., Series 2022-1A, Class B1, VRN, 7.01%, (3-month SOFR plus 2.35%), 4/15/34(2)	400,000	388,759
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $24,533,519)		23,949,350
ASSET-BACKED SECURITIES — 2.6%
Aaset Trust, Series 2021-2A, Class A, SEQ, 2.80%, 1/15/47(2)	1,363,411	1,150,390
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(2)	450,000	400,119
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(2)	642,000	552,164
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I, SEQ, 4.19%, 6/5/49(2)	601,920	589,517
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2II, SEQ, 4.72%, 6/5/49(2)	878,130	830,918
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)	758,231	644,566
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(2)	532,057	488,854
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37(2)	1,487,261	1,293,366
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class B, 7.52%, 12/15/32(2)	350,000	365,908
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(2)	1,876,085	1,682,784
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(2)	940,890	871,939
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(2)	950,000	819,001
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(2)	1,100,000	943,898
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(2)	1,150,000	1,043,116
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	334,700	314,215
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(2)	624,484	528,652
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(2)	436,183	363,297
J.G. Wentworth XL LLC, Series 2017-3A, Class B, 5.43%, 2/15/69(2)	87,517	80,593
J.G. Wentworth XLII LLC, Series 2018-2A, Class B, 4.70%, 10/15/77(2)	539,168	485,041
J.G. Wentworth XXXIX LLC, Series 2017-2A, Class B, 5.09%, 9/17/74(2)	161,387	150,980
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class B, 5.43%, 8/15/62(2)	195,780	188,979
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(2)	1,107,927	905,341
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(2)	1,334,124	1,143,985
Navigator Aircraft ABS Ltd., Series 2021-1, Class A, SEQ, 2.77%, 11/15/46(2)	1,103,571	939,985
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, SEQ, 1.91%, 10/20/61(2)	940,000	820,087
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	1,925,000	1,612,678
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(2)	500,000	438,031
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(2)	450,000	386,309
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(2)	218,973	201,876
Slam Ltd., Series 2021-1A, Class A, SEQ, 2.43%, 6/15/46(2)	593,759	513,966
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(2)	795,570	778,470
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(2)	593,000	527,460
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	178,095	172,468
TOTAL ASSET-BACKED SECURITIES (Cost $25,142,682)		22,228,953
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
Private Sponsor Collateralized Mortgage Obligations — 1.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	3,195	2,897
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.96%, 3/25/35	71,611	70,606
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, SEQ, VRN, 3.59%, 6/25/34	54,174	51,753

Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 7.01%, (1-month LIBOR plus 2.50%), 7/25/29(2)	400,000	397,186
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 6.46%, (1-month LIBOR plus 1.95%), 7/25/29(2)	360,000	358,471
CHNGE Mortgage Trust, Series 2022-1, Class A1, SEQ, VRN, 3.01%, 1/25/67(2)	698,696	640,619
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.26%, 8/25/34	163,843	157,803
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,054	919
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.38%, 2/25/66(2)	285,332	245,286
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1, SEQ, VRN, 2.00%, 1/25/60(2)	385,912	340,701
Credit Suisse Mortgage Trust, Series 2022-NQM2, Class A3, SEQ, VRN, 4.00%, 2/25/67(2)	600,000	461,468
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, VRN, 4.11%, 5/25/65(2)	525,000	485,630
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(2)	279,708	239,053
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 7.01%, (30-day average SOFR plus 2.70%), 10/25/33(2)	525,000	524,779
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.01%, 10/25/34	66,349	65,461
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(2)	1,069,921	982,353
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(2)	232,215	197,070
GSR Mortgage Loan Trust, Series 2004-5, Class 3A3, VRN, 2.82%, 5/25/34	34,472	32,104
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.15%, 6/25/34	16,615	14,879
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.78%, 1/25/35	47,206	44,632
Home RE Ltd., Series 2021-1, Class M1B, VRN, 6.06%, (1-month LIBOR plus 1.55%), 7/25/33(2)	210,655	210,322
Home RE Ltd., Series 2022-1, Class M1A, VRN, 7.16%, (30-day average SOFR plus 2.85%), 10/25/34(2)	425,000	425,278
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.45%, 1/25/47(2)	125,790	112,421
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(2)	181,262	162,845
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.87%, 11/21/34	66,403	60,221
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.70%, 11/25/35	26,178	24,875
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.08%, 2/25/35	65,028	61,142
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(2)	733,088	624,803
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 5.26%, (1-month LIBOR plus 0.75%), 5/25/55(2)	750,000	741,311
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(2)	847,045	681,566
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(2)	38,757	35,573
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(2)	446,000	396,270
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 5.23%, 7/25/34	24,529	23,779
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(2)	226,901	202,236
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(2)	259,468	230,828
		9,307,140
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2020-DNA5, Class M2, VRN, 7.11%, (30-day average SOFR plus 2.80%), 10/25/50(2)	287,641	290,404
FNMA, Series 2013-C01, Class M2, VRN, 9.76%, (1-month LIBOR plus 5.25%), 10/25/23	442,198	454,342
FNMA, Series 2014-C02, Class 2M2, VRN, 7.11%, (1-month LIBOR plus 2.60%), 5/25/24	120,187	121,736
FNMA, Series 2014-C04, Class 1M2, VRN, 9.41%, (1-month LIBOR plus 4.90%), 11/25/24	148,570	154,449
FNMA, Series 2017-C03, Class 1M2C, VRN, 7.51%, (1-month LIBOR plus 3.00%), 10/25/29	110,000	111,135
		1,132,066
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,361,110)		10,439,206
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	295,000	359,639
California State University Rev., 2.98%, 11/1/51	500,000	375,973
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	228,830
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	660,000	558,844
Houston GO, 3.96%, 3/1/47	120,000	110,195
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	105,000	113,902
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	60,000	66,356
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	650,000	719,220
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	570,000	460,286
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	138,305
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	200,000	261,759
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	120,999

New York City GO, 6.27%, 12/1/37	95,000	108,794
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	330,000	249,648
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	112,605
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	51,111
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	245,000	179,307
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	300,000	322,342
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	210,000	237,711
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	117,318
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	120,000	126,638
State of California GO, 4.60%, 4/1/38	355,000	350,906
State of California GO, 7.55%, 4/1/39	100,000	133,438
State of California GO, 7.30%, 10/1/39	160,000	204,270
State of California GO, 7.60%, 11/1/40	80,000	108,681
State of Washington GO, 5.14%, 8/1/40	20,000	21,278
University of California Rev., 3.07%, 5/15/51	330,000	239,928
TOTAL MUNICIPAL SECURITIES (Cost $6,495,442)		6,078,283
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(2)	537,839	452,769
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(2)	775,000	623,295
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 6.86%, (1-month LIBOR plus 2.40%), 9/15/36(2)	1,200,000	1,138,589
ELP Commercial Mortgage Trust, Series 2021-ELP, Class E, VRN, 6.58%, (1-month LIBOR plus 2.12%), 11/15/38(2)	1,497,000	1,439,056
MHP Trust, Series 2022-MHIL, Class D, VRN, 6.09%, (1-month SOFR plus 1.61%), 1/15/27(2)	436,275	415,488
OPG Trust, Series 2021-PORT, Class E, VRN, 5.99%, (1-month LIBOR plus 1.53%), 10/15/36(2)	980,770	931,543
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, VRN, 7.27%, (1-month SOFR plus 2.79%), 11/15/27(2)	794,000	795,695
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,234,342)		5,796,435
EXCHANGE-TRADED FUNDS — 0.4%
SPDR S&P 500 ETF Trust (Cost $3,086,740)	7,786	3,164,853
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA, 0.75%, 10/8/27	2,000,000	1,752,581
FNMA, 6.625%, 11/15/30	400,000	480,711
Tennessee Valley Authority, 1.50%, 9/15/31	300,000	245,556
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,768,288)		2,478,848
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Chile†
Chile Government International Bond, 3.625%, 10/30/42	100,000	80,542
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27	600,000	593,970
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	173,162
Philippines†
Philippine Government International Bond, 6.375%, 10/23/34	150,000	171,000
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	140,000	139,750
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	113,503
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,307,391)		1,271,927
BANK LOAN OBLIGATIONS(5) — †%
Pharmaceuticals†
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 6.31%, (1-month LIBOR plus 1.75%), 3/15/28 (Cost $495,630)	495,180	496,032

SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $19,661,080)	19,661,080	19,661,080
TOTAL INVESTMENT SECURITIES—100.9% (Cost $809,483,607)		871,959,146
OTHER ASSETS AND LIABILITIES — (0.9)%		(7,902,372)
TOTAL NET ASSETS — 100.0%		$864,056,774

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	94,483	USD	101,067	JPMorgan Chase Bank N.A.	3/31/23	$2,024
EUR	66,725	USD	71,405	JPMorgan Chase Bank N.A.	3/31/23	1,399
EUR	184,607	USD	197,438	JPMorgan Chase Bank N.A.	3/31/23	3,987
EUR	70,040	USD	76,269	JPMorgan Chase Bank N.A.	3/31/23	153
USD	3,089,414	EUR	2,885,189	JPMorgan Chase Bank N.A.	3/31/23	(58,624)
USD	150,904	EUR	142,524	JPMorgan Chase Bank N.A.	3/31/23	(4,605)
USD	250,222	EUR	231,977	JPMorgan Chase Bank N.A.	3/31/23	(2,890)
USD	97,894	EUR	89,910	JPMorgan Chase Bank N.A.	3/31/23	(207)
USD	132,425	EUR	121,204	JPMorgan Chase Bank N.A.	3/31/23	178
						$(58,585)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	16	March 2023	$3,290,375	$(4,656)
U.S. Treasury 5-Year Notes	142	March 2023	15,512,390	16,301
U.S. Treasury 10-Year Notes	99	March 2023	11,337,047	(103,541)
U.S. Treasury 10-Year Ultra Notes	78	March 2023	9,453,844	(7,027)
U.S. Treasury Long Bonds	3	March 2023	389,625	(475)
U.S. Treasury Ultra Bonds	29	March 2023	4,110,750	(13,275)
			$44,094,031	$(112,673)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$3,064,050	$(2,794)	$(134,431)	$(137,225)
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$3,220,000	13,730	(119,418)	(105,688)
Markit CDX North America Investment Grade Index Series 39	Buy	(1.00)%	12/20/27	$26,400,000	(298,502)	(59,600)	(358,102)
					$(287,566)	$(313,449)	$(601,015)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$1,450,000	$347	$(3,748)	$(3,401)
CPURNSA	Receive	2.97%	10/14/23	$2,150,000	351	(6,910)	(6,559)
CPURNSA	Receive	2.97%	10/14/23	$2,150,000	351	(6,910)	(6,559)
					$1,049	$(17,568)	$(16,519)

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Non-income producing.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $71,815,467, which represented 8.3% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,757,600.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers.  Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$512,552,106	$7,886,338	—
U.S. Government Agency Mortgage-Backed Securities	—	94,777,751	—
Corporate Bonds	—	82,008,167	—
U.S. Treasury Securities	—	79,169,817	—
Collateralized Loan Obligations	—	23,949,350	—
Asset-Backed Securities	—	22,228,953	—
Collateralized Mortgage Obligations	—	10,439,206	—
Municipal Securities	—	6,078,283	—
Commercial Mortgage-Backed Securities	—	5,796,435	—
Exchange-Traded Funds	3,164,853	—	—
U.S. Government Agency Securities	—	2,478,848	—
Sovereign Governments and Agencies	—	1,271,927	—
Bank Loan Obligations	—	496,032	—
Short-Term Investments	19,661,080	—	—
	$535,378,039	$336,581,107	—
Other Financial Instruments
Futures Contracts	$16,301	—	—
Forward Foreign Currency Exchange Contracts	—	$7,741	—
	$16,301	$7,741	—
Liabilities
Other Financial Instruments
Futures Contracts	$128,974	—	—
Swap Agreements	—	$617,534	—
Forward Foreign Currency Exchange Contracts	—	66,326	—
	$128,974	$683,860	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.